Reportable segments - Segments by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue	$ 10,710,578	$ 2,862,315	$ 1,817,191
Investment accounted for under the equity method	54,386	39,824	85,993
Intangible assets other than goodwill	166,336	179,658	178,407
Goodwill	967	34,596	41,966
Property, plant and equipment, net	2,726,838	2,012,225	1,737,319
Right-of-use assets	60,867	52,608	30,024
Other non-current assets	52,396	33,487	22,042
Non-current assets	3,061,790	2,352,398	2,095,751
Chile
Statement [Line Items]
Revenue	223,148	219,648	153,745
Investment accounted for under the equity method	0	0	0
Intangible assets other than goodwill	75,666	89,019	95,934
Goodwill	0	22,979	23,065
Property, plant and equipment, net	2,269,923	1,815,997	1,667,824
Right-of-use assets	32,312	29,803	23,461
Other non-current assets	46,640	27,626	19,377
Non-current assets	2,424,541	1,985,424	1,829,661
Latin America and the Caribbean
Statement [Line Items]
Revenue	339,940	326,287	159,990
Investment accounted for under the equity method	20,792	8,683	0
Intangible assets other than goodwill	428	496	565
Goodwill	86	86	0
Property, plant and equipment, net	743	671	642
Right-of-use assets	47	68	2,298
Other non-current assets	17	16	17
Non-current assets	22,113	10,020	3,522
Europe
Statement [Line Items]
Revenue	932,558	482,765	380,126
Investment accounted for under the equity method	15,939	15,242	41,273
Intangible assets other than goodwill	6,497	6,996	825
Goodwill	158	11,531	18,901
Property, plant and equipment, net	14,978	11,380	12,592
Right-of-use assets	1,651	2,040	2,428
Other non-current assets	6	6	7
Non-current assets	39,229	47,195	76,026
North America
Statement [Line Items]
Revenue	914,187	558,002	427,572
Investment accounted for under the equity method	17,655	15,899	14,468
Intangible assets other than goodwill	1,345	1,809	2,274
Goodwill	723	0	0
Property, plant and equipment, net	4,506	3,704	3,494
Right-of-use assets	2,739	3,351	1,776
Other non-current assets	4,706	3,950	2,641
Non-current assets	31,674	28,713	24,653
Asia and others
Statement [Line Items]
Revenue	8,300,745	1,275,613	695,758
Investment accounted for under the equity method	0	0	30,252
Intangible assets other than goodwill	82,400	81,338	78,809
Goodwill	0	0	0
Property, plant and equipment, net	436,688	180,473	52,767
Right-of-use assets	24,118	17,346	61
Other non-current assets	1,027	1,889	0
Non-current assets	$ 544,233	$ 281,046	$ 161,889